JPMorgan New York Municipal Money Market Fund Investment Objectives and Goals - Service Shares [Member] - JPMorgan New York Municipal Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: Service/JNVXX Currently, the Fund is publicly offered on a limited basis. (See “How Your Account Works — Funds Subject to a Limited Offering” in the prospectus for more information.)
Objective [Heading]	The Fund’s Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income that is exempt from federal, New York State and New York City personal income taxes, while maintaining liquidity and stability of principal.